Note 4 - Vessels, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2018	61,279,976	(9,147,897)	52,132,079
- Depreciation for the year	-	(3,305,951)	(3,305,951)
Balance, December 31, 2018	61,279,976	(12,453,848)	48,826,128
- Depreciation for the year	-	(4,178,886)	(4,178,886)
- Vessel acquisitions	71,214,470	-	71,214,470
- Vessel improvements	368,621	-	368,621
Balance, December 31, 2019	132,863,067	(16,632,734)	116,230,333

Vessel improvements refer to the installation of Water Ballast Treatment (“WBT”) systems. As of
December 31, 2019,
only
one
vessel has completed the installation of the WBT system with a total cost of
$0.37
million.

The Company considers the potential sale of its vessels, for scrap or further trading, depending on a vessel’s age, any additional capital expenditures required the expected revenues from continuing to own the vessel and the overall market prospects.

On
January 13, 2017,
the Company agreed to sell for scrap M/V “RT Dagr”, for a net price of
$2.3
million. The vessel was delivered to its buyers on
January 31, 2017.
The Company recorded a gain on sale of approximately
$0.5
million presented in the “Net gain on sale of vessels” line in the “Operating Expenses” section of the consolidated statements of operations.

On
September 30, 2017
the Company decided to sell for scrap M/V “Aggeliki P.” a
2,008
teu
1998
-built container carrier and M/V “Monica P” a
46,667
dwt
1998
-built drybulk carrier. Both vessels were written down to their fair market value, resulting in a non-cash loss of
$4.6
million, or
$3.36
loss per share basic and diluted. These amounts are presented in the "Loss on write-down of vessels held for sale" line in the "Operating Expenses" section of the consolidated statements of operations. The Company sold M/V “Aggeliki P.” on
December 6, 2017
for net proceeds of approximately
$4.4
million and recorded a gain on sale of approximately
$0.3
million for the year ended
December 31, 2017,
presented in the “Net gain on sale of vessels” line in the "Operating Expenses" section of the consolidated statements of operations. M/V “Monica P” was sold on
June 25, 2018.
The sale resulted in a gain of
$1.34
million for the year ended
December 31, 2018,
which is presented in the “Net gain on sale of vessels” line in the "Operating Expenses" section of the consolidated statements of operations.

On
June 20, 2017
the Company acquired the feeder containership (
2,788
teu,
2004
-built) M/V “EM Astoria” for a purchase price of
$4.75
million.

On
September 29, 2017
the Company acquired the feeder containership (
2,506
teu,
2000
-built) M/V “EM Athens” for a purchase price of
$4.24
million.

On
October 23, 2017
the Company acquired the feeder containership (
2,506
teu,
2000
-built) M/V “EM Oinousses” for a purchase price of
$4.25
million.

On
October 29, 2017
the Company acquired the feeder containership (
2,556
teu,
2001
-built) M/V “EM Corfu” for a purchase price of
$5.66
million.

On
December 21, 2017
the Company acquired the intermediate containership (
5,610
teu,
2001
-built) M/V “Akinada Bridge” for a purchase price of
$11.12
million.

On
August 2, 2019
the Company acquired the feeder containership (
1,740
teu,
2005
-built) M/V “EM Hydra” and its attached time charter for a purchase price of
$6.73
million.

On
August 2, 2019
the Company acquired the feeder containership (
2,008
teu,
1998
-built) M/V “Diamantis P” for a purchase price of
$5.22
million.

On
August 7, 2019
the Company acquired the feeder containership (
3,100
teu,
2007
-built) M/V “EM Kea” and its attached time charter for a purchase price of
$9.48
million.

On
August 7, 2019
the Company acquired the feeder containership (
1,740
teu,
2007
-built) M/V “EM Spetses” and its attached time charter for a purchase price of
$7.57
million.

On
November 19, 2019
the Company acquired the intermediate containership (
4,253
teu,
2008
-built) M/V “Synergy Antwerp” for a purchase price of
$10.11
million.

On
November 18, 2019
the Company acquired the intermediate containership (
4,253
teu,
2009
-built) M/V “Synergy Keelung” for a purchase price of
$11.44
million.

On
November 19, 2019
the Company acquired the intermediate containership (
4,253
teu,
2009
-built) M/V “Synergy Oakland” for a purchase price of
$10.50
million.

On
November 21, 2019
the Company acquired the intermediate containership (
4,253
teu,
2009
-built) M/V “Synergy Busan” for a purchase price of
$10.17
million.

The Company performed the undiscounted cash flow test as of
December 31, 2018
and
2019
for those operating vessels whose carrying values were above their respective market values and determined that the net book value of its vessels held for use was recoverable.

All the Company’s vessels have been mortgaged as security for the Company’s loans (refer Note
8
).